Derivative Financial Instruments - Summary of Notional Amounts and Fair Values of Financial Instruments Outstanding (Detail) - USD ($) $ in Millions	Feb. 28, 2017	Feb. 29, 2016
Derivatives, Fair Value [Line Items]
Option Premiums, Fair Value	$ 0	$ (2)
Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	2	3
Derivative asset, notional amount	126	161
Accrued Liabilities
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	(2)	(2)
Derivative Liability, Notional Amount	66	189
Currency forward contracts | Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	1	2
Derivative asset, notional amount	89	118
Currency forward contracts | Accrued Liabilities
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	(1)	(2)
Derivative Liability, Notional Amount	28	166
Currency option contracts | Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	1	1
Derivative asset, notional amount	37	43
Currency option contracts | Accrued Liabilities
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	(1)	0
Derivative Liability, Notional Amount	38	23
Not Designated as Hedging Instrument | Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	1	2
Not Designated as Hedging Instrument | Accrued Liabilities
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	(1)	(2)
Not Designated as Hedging Instrument | Currency forward contracts | Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	1	2
Not Designated as Hedging Instrument | Currency forward contracts | Accrued Liabilities
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	(1)	(2)
Not Designated as Hedging Instrument | Currency option contracts | Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	0	0
Not Designated as Hedging Instrument | Currency option contracts | Accrued Liabilities
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	0	0
Designated as Hedging Instrument | Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	1	1
Designated as Hedging Instrument | Accrued Liabilities
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	(1)	0
Designated as Hedging Instrument | Currency forward contracts | Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	0	0
Designated as Hedging Instrument | Currency forward contracts | Accrued Liabilities
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	0	0
Designated as Hedging Instrument | Currency option contracts | Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	1	1
Designated as Hedging Instrument | Currency option contracts | Accrued Liabilities
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	$ (1)	$ 0